Share-based compensation (Details Narrative) ¥ / shares in Units, ¥ in Thousands			6 Months Ended
	Jul. 01, 2023 CNY (¥) shares	Jan. 01, 2023 CNY (¥) shares	Jun. 30, 2024 $ / shares	Jun. 30, 2024 CNY (¥) ¥ / shares	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenues and expenses | ¥				¥ 1,574,285		¥ 1,551,979
Maturities Term				10 years
Fair value of options granted | (per share)			$ 4.3704	¥ 31.7602	$ 0.7651	¥ 5.2075
2019 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary			25.00%	25.00%
Percentage of vested share on each quarter for four years			6.25%	6.25%
Percentage of vested share on each anniversary for two years			50.00%	50.00%
2023 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options, share | shares	20,359,900	86,871,800
Restricted shares | shares	20,359,900	86,871,800
Cost of revenues and expenses | ¥	¥ 26,300	¥ 26,200